SUBSEQUENT EVENTS (Details Narrative) - USD ($)			3 Months Ended				9 Months Ended	12 Months Ended
	Oct. 06, 2025	Oct. 01, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Shares issued, value			$ 3,696	$ 23,608	$ 420,752	$ 774,358
Other shares issued							1,207,355
Other shares issued			$ 4,125,000				$ 4,125,000		$ 1,696,810
Restricted stock issued					532,913
Monthly rent payment							$ 799	$ 799
Restricted stock issued, value					$ 6,927,869
Subsequent Event [Member]
Subsequent Event [Line Items]
Restricted stock issued	21,876
Monthly rent payment		$ 54,366
Restricted stock issued, value	$ 108,942
Post Reverse Split [Member]
Subsequent Event [Line Items]
Shares issued								17,225
Shares issued, value								$ 223,925
Other shares issued								4,000
Other shares issued								$ 52,000
Restricted stock issued								610,221